Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income		$ 4,254	$ 4,114	$ 3,548
Net loss (income) attributable to noncontrolling interests		12	(24)	(1)
Net income applicable to shareholders of The Bank of New York Mellon Corporation		4,266	4,090	3,547
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses		(11)	(24)	(11)
Pension plan contributions		(55)	(114)	(108)
Depreciation and amortization		1,339	1,474	1,502
Deferred tax (benefit) expense		(525)	133	(126)
Net securities losses (gains)		48	(3)	(75)
Change in trading assets and liabilities		(574)	(694)	1,522
Originations of loans held-for-sale		0	0	(350)
Proceeds from the sales of loans originated for sale		0	0	831
Change in accruals and other, net	[1]	1,508	(195)	(465)
Net cash provided by operating activities	[1]	5,996	4,667	6,267
Investing activities
Change in interest-bearing deposits with banks	[1]	(2,011)	2,199	(1,225)
Change in interest-bearing deposits with the Federal Reserve and other central banks		21,954	(29,613)	53,347
Purchases of securities held-to-maturity		(5,055)	(8,329)	(6,673)
Paydowns of securities held-to-maturity		4,346	4,448	4,907
Maturities of securities held-to-maturity		6,317	3,992	3,738
Purchases of securities available-for-sale		(32,404)	(26,151)	(27,470)
Sales of securities available-for-sale		8,247	6,001	7,580
Paydowns of securities available-for-sale		7,716	9,129	8,826
Maturities of securities available-for-sale		9,063	6,319	11,347
Net change in loans		4,620	2,794	(1,483)
Sales of loans and other real estate		263	392	173
Change in federal funds sold and securities purchased under resale agreements	[1]	(18,662)	(2,334)	(1,407)
Net change in seed capital investments		59	(124)	(114)
Purchases of premises and equipment/capitalized software		(1,108)	(1,197)	(825)
Proceeds from the sale of premises and equipment		23	0	65
Acquisitions, net of cash		0	0	(42)
Dispositions, net of cash		84	0	1
Other, net	[1]	(153)	(231)	(461)
Net cash provided by (used for) investing activities	[1]	3,299	(32,705)	50,284
Financing activities
Change in deposits		(2,874)	17,069	(54,738)
Change in federal funds purchased and securities sold under repurchase agreements		(920)	5,174	(5,013)
Change in payables to customers and broker-dealers		(433)	(813)	(911)
Change in other borrowed funds		164	1,852	225
Change in commercial paper		(1,136)	3,075	0
Net proceeds from the issuance of long-term debt		5,143	4,738	6,229
Repayments of long-term debt		(3,650)	(1,046)	(2,953)
Proceeds from the exercise of stock options		80	431	438
Issuance of common stock		40	34	27
Issuance of preferred stock		0	0	990
Treasury stock acquired		(3,269)	(2,686)	(2,398)
Common cash dividends paid		(1,052)	(901)	(778)
Preferred cash dividends paid		(169)	(175)	(122)
Other, net		(22)	26	(46)
Net cash (used for) provided by financing activities		(8,098)	26,778	(59,050)
Effect of exchange rate changes on cash		(72)	189	(114)
Change in cash and due from banks and restricted cash
Change in cash and due from banks and restricted cash	[1]	1,125	(1,071)	(2,613)
Cash and due from banks and restricted cash at beginning of period	[1]	7,133	8,204	10,817
Cash and due from banks and restricted cash at end of period	[1]	8,258	7,133	8,204
Cash and due from banks and restricted cash at end of period	[1]	7,133	8,204	10,817
Supplemental disclosures
Interest paid		2,711	1,033	406
Income taxes paid		983	498	1,010
Income taxes refunded		$ 175	$ 20	$ 307

[1]	Reflects the impact of adopting new accounting guidance included in ASU 2016-15 and ASU 2016-18. Prior periods have been restated. See Note 2 of the Notes to Consolidated Financial Statements for additional information.